Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity File Number	001-13122
Entity Registrant Name	RELIANCE STEEL & ALUMINUM CO.
Entity Central Index Key	0000861884
Entity Tax Identification Number	95-1142616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 South Grand Avenue, Suite 5100
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	687-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false